CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 14,850	$ 36,334	$ 193,498	$ 345,678